IMPAIRMENT OF NON-CURRENT ASSET - Disclosure of Impairment Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment Of Non Current Asset [Abstract]
Impairment of non-current asset	$ 0	$ 125,200
Deferred income tax recovery		(31,237)
Impairment of non-current asset, net of tax		$ 93,963